Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events
10.	Subsequent events

The Company evaluated the potential impact of subsequent events on the consolidated financial statements through April 15, 2025, the date the consolidated financial statements were available to be issued.

Sale of Common Stock

Pursuant to the Subscription Agreement disclosed in Note 1, the Company had the ability to hold one or more subsequent closings prior to November 30, 2024, to sell up to an additional 4,021,125 shares of common stock at the Offering Price of $4.00 per share (each a “Subsequent Closing”).

On January 24, 2025, the Company entered into an amendment to the Subscription Agreement (“Amendment No. 1 to Subscription Agreements”) with the requisite holders in the original Offering to extend the Subsequent Closings end date from November 30, 2024 to February 28, 2025.

On January 24, 2025, the Company conducted a Subsequent Closing under the Subscription Agreement, as amended, whereby an aggregate of 2,500,000 shares of common stock were issued and sold to an investor at the Offering Price on the same terms as provided in the Offering, including, specifically, the entry into a registration rights agreement to register the common stock issued in the Subsequent Closing (the “Second Closing”).

The Company received gross proceeds of $10.0 million in connection with the Second Closing (before deducting placement agent fees and expenses of the offering which are estimated at $0.7 million) and currently intends to use proceeds raised in the Second Closing for working capital and general corporate purposes.

On March 24, 2025, we entered into an additional amendment to the Subscription Agreement (“Amendment No. 2 to Subscription Agreements”) with the requisite holders in the original Offering to extend the Subsequent Closings end date from February 28, 2025 to March 31, 2025 and to increase the size of the over-subscription amount under the Subscription Agreement.

On March 24, 2025, we conducted an additional Subsequent Closing under the Subscription Agreement, as amended, whereby we issued and sold to an investor an aggregate of 2,500,000 shares of common stock at the Offering Price on the same terms as provided in the original Offering, including, specifically, the entry into a registration rights agreement to register the common stock issued in the additional Subsequent Closing (the “Third Closing”).

The Company received gross proceeds of $10,000,000 in connection with the Third Closing (before deducting placement agent fees and expenses of the offering which are estimated at $0.65 million) and currently intends to use proceeds raised in the Third Closing for working capital and general corporate purposes.

Entry into Material Licensing Agreements with Related Party

On February 13, 2025, the Company entered into two separate licensing agreements with Viriom, Inc. (“Viriom”), each as described in more detail below. Each of the License Agreements obligate Viriom to develop and commercialize the licensed products, at Viriom’s own cost and expense, and in the development and commercialization process, Viriom is obligated to meet certain milestones.

Entry into each of the License Agreements constitutes related party transactions as each of Nikolay Savchuk and Iain Dukes are interested parties given their respective relationships with Viriom. Nikolay Savchuk, an officer and director of the Company, is a director of Viriom, and indirectly holds a majority of shares of Viriom’s common stock. Iain Dukes, an officer and director of the Company, serves as a director of Viriom.

BCL-2 License Agreement

The Company entered into a License Agreement with Viriom, whereby Viriom acquired exclusive rights in the Russian Federation to the BCL-2 inhibitor (the “BCL-2 Licensed Molecule”) for the treatment of chronic lymphoblastic leukemia and acute myeloid leukemia (“BCL-2 Indications”) as monotherapy or as co-administered in combination with small molecule drugs or biological drugs (the “BCL-2 Viriom License Agreement”).

Under the terms of the BCL-2 Viriom License Agreement, the Company has granted Viriom an exclusive license, with the right to grant and authorize sublicenses, under the Company’s patents and know-how to develop, test, make and use the BCL-2 Licensed Molecule to develop, test, make, have made, use, sell, offer for sale, import and otherwise exploit the product as it relates to the BCL-2 Indications during the term of the BCL-2 Viriom License Agreement.

As consideration for the BCL-2 Viriom License Agreement, Viriom has agreed to pay the Company a percentage of net sales of certain products during certain royalty periods.

FLT-3 Viriom License Agreement

The Company entered into a License Agreement with Viriom, whereby Viriom acquired exclusive rights in the Russian Federation to the FLT-3 inhibitor (the “FLT-3 Licensed Molecule”) for the treatment of Acute Myeloid Leukemia (“FLT-3 Indication”) as monotherapy or as co-administered in combination with small molecule drugs or biological drugs) (the “FLT-3 Viriom License Agreement”).

Under the terms of the FLT-3 Viriom License Agreement, the Company has granted Viriom an exclusive license, with the right to grant and authorize sublicenses, under the Company’s patents and know-how to develop, test, make and use the FLT-3 Licensed Molecule to develop, test, make, have made, use, sell, offer for sale, import and otherwise exploit the product as it relates to the FLT-3 Indication during the term of the FLT-3 Viriom License Agreement.

As consideration for the FLT-3 Viriom License Agreement, Viriom has agreed to pay the Company a percentage of net sales of certain products during certain royalty period

Entry into Intellectual Property Assignment Agreement

On February 20, 2025, the Company’s wholly-owned subsidiary, Lomond Therapeutics AU Pty Ltd (“Lomond AU”) entered into an Intellectual Property assignment agreement (the “Assignment Agreement”) with Eilean AU. Under the terms of the Assignment Agreement, Eilean AU agreed to sell, assign, and transfer to Lomond AU, certain rights, title, and interest in patents, trademarks, and copyrights related to lomonitinib, lonitoclax, and other pan-FLT3/IRAK4 inhibitors or BCL-2 inhibitors. In exchange for the rights, title, and interest, Lomond AU agreed to pay a one-time assignment fee to Eilean AU of $0.5 million.